Fair Values of Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Carrying value of unfunded commitments, deferred non-yield related loan fees and standby letters of credit	$ 495	$ 774
Other guarantees carrying value	245	362
Mortgage loans held for sale measured at fair value, net gain (loss)	$ (145)	$ 362	$ 73
Minimum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	0.00%
Maximum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	1744.00%
Weighted Average [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	3.00%